Fair Value [Text Block]	6 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value [Text Block]

19.    FAIR VALUE

For a discussion and explanation of the MUFG Group’s valuation methodologies for assets and liabilities measured at fair value and the fair value hierarchy, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2016. During the six months ended September 30, 2016, there were no changes to the MUFG Group’s valuation methodologies that had a material impact on the MUFG Group’s financial position and results of operations.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2016 and September 30, 2016:

	At March 31, 2016
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥19,191,424	¥9,242,319	¥879,946	¥29,313,689
Debt securities
Japanese national government and Japanese government agency bonds	1,292,815	276,643	—	1,569,458
Japanese prefectural and municipal bonds	—	130,467	2,467	132,934
Foreign governments and official institutions bonds	16,959,757	1,081,655	57,470	18,098,882
Corporate bonds	—	3,618,649	98,236	3,716,885
Residential mortgage-backed securities	—	3,163,571	23,540	3,187,111
Asset-backed securities	—	127,180	630,247	757,427
Other debt securities	—	6,515	35,944	42,459
Commercial paper	—	502,417	—	502,417
Equity securities(2)	938,852	335,222	32,042	1,306,116
Trading derivative assets	100,689	21,282,170	116,913	21,499,772
Interest rate contracts	17,567	16,414,291	50,185	16,482,043
Foreign exchange contracts	13,148	4,678,409	4,349	4,695,906
Equity contracts	69,974	67,179	46,337	183,490
Commodity contracts	—	61,196	15,787	76,983
Credit derivatives	—	61,095	255	61,350
Investment securities:
Available-for-sale securities	32,836,477	8,014,480	375,274	41,226,231
Debt securities
Japanese national government and Japanese government agency bonds	26,241,677	2,886,164	—	29,127,841
Japanese prefectural and municipal bonds	—	454,998	—	454,998
Foreign governments and official institutions bonds	1,247,768	805,359	20,941	2,074,068
Corporate bonds	—	999,685	23,595	1,023,280
Residential mortgage-backed securities	—	886,737	15	886,752
Commercial mortgage-backed securities	—	186,365	3,764	190,129
Asset-backed securities	—	1,508,501	158,281	1,666,782
Other debt securities	—	14,107	168,678	182,785
Marketable equity securities	5,347,032	272,564	—	5,619,596
Other investment securities	—	—	24,689	24,689
Others(3)(4)	388,577	12,095	846	401,518

Total	¥52,517,167	¥38,551,064	¥1,397,668	¥92,465,899

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥71,995	¥5,462	¥—	¥77,457
Trading derivative liabilities	110,601	20,751,295	85,659	20,947,555
Interest rate contracts	8,969	16,254,674	11,972	16,275,615
Foreign exchange contracts	6,210	4,325,227	3,114	4,334,551
Equity contracts	95,422	62,688	54,252	212,362
Commodity contracts	—	55,301	16,132	71,433
Credit derivatives	—	53,405	189	53,594
Obligation to return securities received as collateral	1,840,584	78,482	—	1,919,066
Others(5)	—	502,439	(9,821)	492,618

Total	¥2,023,180	¥21,337,678	¥75,838	¥23,436,696

	At September 30, 2016
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥17,115,658	¥10,315,905	¥765,374	¥28,196,937
Debt securities
Japanese national government and Japanese government agency bonds	1,590,110	190,581	10,112	1,790,803
Japanese prefectural and municipal bonds	—	153,404	—	153,404
Foreign governments and official institutions bonds	14,870,820	780,026	926	15,651,772
Corporate bonds	—	3,068,683	48,067	3,116,750
Residential mortgage-backed securities	—	4,669,580	48,482	4,718,062
Asset-backed securities	—	157,455	592,721	750,176
Other debt securities	—	3,133	32,137	35,270
Commercial paper	—	873,413	—	873,413
Equity securities(2)	654,728	419,630	32,929	1,107,287
Trading derivative assets	144,776	25,395,848	85,449	25,626,073
Interest rate contracts	60,525	20,462,012	42,507	20,565,044
Foreign exchange contracts	5,571	4,790,827	1,321	4,797,719
Equity contracts	78,680	65,929	26,213	170,822
Commodity contracts	—	28,826	15,401	44,227
Credit derivatives	—	48,254	7	48,261
Investment securities:
Available-for-sale securities	29,514,477	8,280,051	299,856	38,094,384
Debt securities
Japanese national government and Japanese government agency bonds	23,456,962	3,044,232	—	26,501,194
Japanese prefectural and municipal bonds	—	768,067	—	768,067
Foreign governments and official institutions bonds	998,741	803,357	18,270	1,820,368
Corporate bonds	—	1,026,484	21,928	1,048,412
Residential mortgage-backed securities	—	954,054	15	954,069
Commercial mortgage-backed securities	—	157,177	3,321	160,498
Asset-backed securities	—	1,166,166	112,550	1,278,716
Other debt securities	—	9,370	143,772	153,142
Marketable equity securities	5,058,774	351,144	—	5,409,918
Other investment securities	—	—	26,078	26,078
Others(3)(4)	362,139	85,358	2,408	449,905

Total	¥47,137,050	¥44,077,162	¥1,179,165	¥92,393,377

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥386,385	¥7,057	¥—	¥393,442
Trading derivative liabilities	130,569	24,523,346	57,692	24,711,607
Interest rate contracts	24,700	20,417,180	9,493	20,451,373
Foreign exchange contracts	4,396	3,976,501	2,344	3,983,241
Equity contracts	101,473	59,181	29,321	189,975
Commodity contracts	—	23,818	16,257	40,075
Credit derivatives	—	46,666	277	46,943
Obligation to return securities received as collateral	1,767,316	117,001	—	1,884,317
Others(5)	—	423,388	(36,582)	386,806

Total	¥2,284,270	¥25,070,792	¥21,110	¥27,376,172

Notes:	(1)	Includes securities measured under the fair value option.
	(2)	Excludes certain investments valued at net asset value of hedge funds and private equity funds, whose fair values at March 31, 2016 were ¥481 million, and ¥11,457 million, respectively, and those at September 30, 2016 were ¥21,718 million, and ¥10,864 million, respectively. The amounts of unfunded commitments related to these hedge funds and private equity funds at March 31, 2016 were nil, and ¥18,027 million, respectively, and those at September 30, 2016 were nil, and ¥22,249 million, respectively.
	(3)	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
	(4)	Excludes certain investments valued at net asset value of real estate funds and private equity funds, whose fair values at March 31, 2016 were ¥1,905 million, and ¥1,878 million, respectively, and those at September 30, 2016 were ¥2,193 million, and ¥202 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity funds at March 31, 2016 were nil, and ¥104 million, respectively, and those at September 30, 2016 were nil, and ¥104 million, respectively.
	(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 and Level 2

During the six months ended September 30, 2015 and 2016, the transfers between Level 1 and Level 2 were as follows:

	Six months ended September 30,
	2015		2016
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Foreign governments and official institutions bonds	¥—	¥26,388	¥—	¥—
Investment securities:
Available-for-sale securities
Marketable equity securities	18,190	4,076	20,689	4,578

Note:	(1)	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the period.

In general, the transfers from Level 1 into Level 2 comprised of securities whose fair values were measured at quoted prices in active markets at the beginning of the period but such quoted prices were no longer available at the end of the period. The transfers from Level 2 into Level 1 comprised of securities for which quoted prices in active markets became available at the end of the period even though such quoted prices were not available at the beginning of the period.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended September 30, 2015 and 2016. The determination to classify a financial instrument within Level 3 is based upon the significance of the unobservable inputs to overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 input, observable inputs (that is, inputs that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

	March 31, 2015	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3(5)		Transfers out of Level 3(5)		September 30, 2015	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2015
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥847,840	¥(2,871	)(2)	¥—	¥277,395	¥—	¥(110,421)	¥(109,141)	¥46,277		¥(15,303)		¥933,776	¥(5,835	)(2)
Debt securities
Foreign governments and official institutions bonds	66,197	(466)		—	65,667	—	(16,394)	(53,314)	—		—		61,690	(490)
Corporate bonds	96,918	(523)		—	78,538	—	(51,125)	(8,530)	19,549	(6)	(15,303	)(6)	119,524	(577)
Residential mortgage-backed securities	38,730	(17)		—	—	—	—	(4,517)	643		—		34,839	(62)
Asset-backed securities	586,635	(2,440)		—	128,045	—	(42,410)	(42,780)	26,085		—		653,135	(4,383)
Other debt securities	37,812	(323)		—	—	—	—	—	—		—		37,489	(323)
Equity securities	21,548	898		—	5,145	—	(492)	—	—		—		27,099	—
Trading derivatives—net	39,250	(5,081	)(2)	150	1,898	(1,281)	—	(279)	1,006		(5,689)		29,974	2,849	(2)
Interest rate contracts—net	29,074	(1,288)		35	8	(2)	—	2,251	338		(2,020)		28,396	(114)
Foreign exchange contracts—net	8,401	1,390		13	864	(802)	—	(3,580)	600		(4,196)		2,690	1,300
Equity contracts—net	5,906	(5,915)		75	131	(131)	—	(1,445)	—		—		(1,379)	625
Commodity contracts—net	(933)	522		(19)	895	(346)	—	(59)	—		—		60	939
Credit derivatives—net	(3,198)	210		46	—	—	—	2,554	68		527		207	99
Investment securities:
Available-for-sale securities	401,837	(7,442	)(3)	5,056	158,726	—	(283)	(170,040)	97		(1,492)		386,459	(59	)(3)
Debt securities
Foreign governments and official institutions bonds	29,649	—		(436)	529	—	—	(5,811)	—		—		23,931	—
Corporate bonds	19,284	463		204	751	—	(283)	(1,209)	97	(6)	(1,492	)(6)	17,815	(52)
Residential mortgage-backed securities	93	—		—	—	—	—	(74)	—		—		19	—
Commercial mortgage-backed securities	3,785	—		232	—	—	—	(46)	—		—		3,971	—
Asset-backed securities	166,723	(7,986)		2,467	155,994	—	—	(155,421)	—		—		161,777	(7)
Other debt securities	182,303	81		2,589	1,452	—	—	(7,479)	—		—		178,946	—
Other investment securities	22,537	425	(4)	—	2,435	—	(1,024)	—	—		—		24,373	(143	)(4)
Others	917	92	(4)	—	91	—	(152)	—	—		—		948	92	(4)

Total	¥1,312,381	¥(14,877)		¥5,206	¥440,545	¥(1,281)	¥(111,880)	¥(279,460)	¥47,380		¥(22,484)		¥1,375,530	¥(3,096)

Liabilities
Others	¥36,293	¥32,922	(4)	¥(572)	¥(2,271)	¥—	¥—	¥(12,167)	¥5,652		¥(4,698)		¥(9,541)	¥33,242	(4)

Total	¥36,293	¥32,922		¥(572)	¥(2,271)	¥—	¥—	¥(12,167)	¥5,652		¥(4,698)		¥(9,541)	¥33,242

	March 31, 2016	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		September 30, 2016	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2016
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥879,946	¥(86,056	)(2)	¥—	¥136,497	¥—	¥(67,356)	¥(118,887)	¥48,105		¥(26,875)		¥765,374	¥(80,271	)(2)
Debt securities
Japanese national government and Japanese governmet agency bonds	—	(1,203)		—	—	—	—	—	11,315		—		10,112	(1,203)
Japanese prefectural and municipal bonds	2,467	84		—	—	—	(2,551)	—	—		—		—	—
Foreign governments and official institutions bonds	57,470	(5,793)		—	16,168	—	(16,302)	(50,611)	—		(6)		926	(132)
Corporate bonds	98,236	(5,524)		—	2,063	—	(1,058)	(55,571)	36,790	(6)	(26,869	)(6)	48,067	(5,098)
Residential mortgage-backed securities	23,540	(9,188)		—	38,086	—	—	(3,956)	—		—		48,482	(8,817)
Asset-backed securities	630,247	(61,503)		—	79,336	—	(47,445)	(7,914)	—		—		592,721	(61,717)
Other debt securities	35,944	(3,807)		—	—	—	—	—	—		—		32,137	(3,807)
Equity securities	32,042	878		—	844	—	—	(835)	—		—		32,929	503
Trading derivatives—net	31,254	6,608	(2)	(911)	544	(417)	—	(7,722)	1,535		(3,134)		27,757	14,318	(2)
Interest rate contracts—net	38,213	(496)		(597)	—	—	—	(4,428)	1,139		(817)		33,014	3,205
Foreign exchange contracts—net	1,235	417		105	477	(10)	—	(1,289)	396		(2,354)		(1,023)	1,231
Equity contracts—net	(7,915)	7,279		(384)	56	(56)	—	(2,125)	—		37		(3,108)	9,678
Commodity contracts—net	(345)	(250)		(18)	11	(351)	—	97	—		—		(856)	415
Credit derivatives—net	66	(342)		(17)	—	—	—	23	—		—		(270)	(211)
Investment securities:
Available-for-sale securities	375,274	(1,944	)(3)	(49,778)	138,693	—	(42)	(156,705)	39		(5,681)		299,856	151	(3)
Debt securities
Foreign governments and official institutions bonds	20,941	—		(2,674)	258	—	—	(255)	—		—		18,270	—
Corporate bonds	23,595	408		(513)	9,086	—	(42)	(4,964)	39	(6)	(5,681	)(6)	21,928	151
Residential mortgage-backed securities	15	—		—	—	—	—	—	—		—		15	—
Commercial mortgage-backed securities	3,764	—		(400)	—	—	—	(43)	—		—		3,321	—
Asset-backed securities	158,281	(2,352)		(21,435)	120,722	—	—	(142,666)	—		—		112,550	—
Other debt securities	168,678	—		(24,756)	8,627	—	—	(8,777)	—		—		143,772	—
Other investment securities	24,689	2,487	(4)	—	2,077	—	(3,162)	(13)	—		—		26,078	(301	)(4)
Others	846	(175	)(4)	(140)	448	—	(25)	—	1,454		—		2,408	(328	)(4)

Total	¥1,312,009	¥(79,080)		¥(50,829)	¥278,259	¥(417)	¥(70,585)	¥(283,327)	¥51,133		¥(35,690)		¥1,121,473	¥(66,431)

Liabilities
Others	¥(9,821)	¥4,188	(4)	¥5,993	¥—	¥837	¥—	¥(8,530)	¥6,791		¥(15,678)		¥(36,582)	¥6,001	(4)

Total	¥(9,821)	¥4,188		¥5,993	¥—	¥837	¥—	¥(8,530)	¥6,791		¥(15,678)		¥(36,582)	¥6,001

Notes:	(1)	Includes Trading securities measured under the fair value option.
	(2)	Included in Trading account profits (losses)—net and in Foreign exchange gains (losses)—net.
	(3)	Included in Investment securities gains—net.
	(4)	Included in Trading account profits (losses)—net.
	(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
	(6)	Transfers out of, and transfers into, Level 3 for corporate bonds were due principally to changes in the impact of unobservable creditworthiness inputs of the private placement bonds.

Quantitative Information about Level 3 Fair Value Measurements

The following tables present information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

At March 31, 2016	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Japanese prefectural and municipal bonds	¥2,467	Monte Carlo method	Correlation between interest rate and foreign exchange rate	31.1%~49.7%	40.4%
			Correlation between interest rates	51.1%	51.1%
Foreign governments and official institutions bonds	831	Monte Carlo method	Correlation between interest rate and foreign exchange rate	21.1%~49.7%	28.9%
			Correlation between interest rates	37.9%~51.1%	45.5%
	20,941	Return on equity method	Probability of default	0.1%~0.9%	0.3%
			Recovery rate	60.0%~70.0%	66.8%
			Market-required return on capital	8.0%~10.0%	9.0%
Corporate bonds	8,634	Discounted cash flow	Probability of default	4.7%~13.1%	5.3%
			Recovery rate	41.0%~74.1%	55.2%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	144,897	Discounted cash flow	Probability of default	1.2%~5.3%	4.3%
			Recovery rate	60.0%~76.0%	65.1%
	617,350	Internal model(4)	Asset correlations	9.0%~13.0%	12.9%
			Discount factor	1.8%~4.3%	1.9%
			Prepayment rate	8.7%~20.9%	20.5%
			Probability of default	0.0%~82.1%	— (3)
			Recovery rate	51.3%~61.6%	61.4%
Other debt securities	35,944	Discounted cash flow	Liquidity premium	0.5%~0.6%	0.5%
	168,678	Return on equity method	Probability of default	0.0%~25.0%	0.5%
			Recovery rate	40.0%~90.0%	69.3%
			Market-required return on capital	8.0%~10.0%	9.9%

At March 31, 2016	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	37,623	Option model	Probability of default	0.1%~13.1%
			Correlation between interest rates	5.3%~99.8%
			Correlation between interest rate and foreign exchange rate	21.1%~49.7%
			Recovery rate	41.0%~47.0%
			Volatility	85.4%~201.8%
Equity contracts—net	(10,139)	Option model	Correlation between interest rate and equity	33.3%~39.0%
			Correlation between foreign exchange rate and equity	6.0%
			Correlation between equities	27.4%~65.3%
			Volatility	0.0%~106.6%
	2,348	Discounted cash flow	Term of litigation	1 year

At September 30, 2016	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥18,270	Return on equity method	Probability of default	0.1%~0.4%	0.3%
			Recovery rate	60.0%~70.0%	66.9%
			Market-required return on capital	10.0%	10.0%
Corporate bonds	13,476	Discounted cash flow	Probability of default	4.5%~12.8%	4.8%
			Recovery rate	41.0%~75.9%	44.1%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	100,000	Discounted cash flow	Probability of default	1.2%~5.3%	4.2%
			Recovery rate	60.0%~76.0%	63.9%
	591,388	Internal model(4)	Asset correlations	9.0%~13.0%	12.9%
			Discount factor	1.7%~5.7%	1.8%
			Prepayment rate	9.0%~22.7%	22.3%
			Probability of default	0.0%~83.5%	— (3)
			Recovery rate	52.9%~73.1%	72.7%
Other debt securities	32,137	Discounted cash flow	Liquidity premium	0.5%~0.6%	0.5%
	143,772	Return on equity method	Probability of default	0.0%~25.0%	0.4%
			Recovery rate	40.0%~90.0%	71.1%
			Market-required return on capital	8.0%~10.0%	9.8%

At September 30, 2016	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
	(in millions)
Trading derivatives—net:
Interest rate contracts—net	32,684	Option model	Probability of default	0.1%~12.8%
			Correlation between interest rates	5.3%~99.8%
			Correlation between interest rate and foreign exchange rate	18.0%~48.0%
			Recovery rate	41.0%~48.0%
Foreign exchange contracts—net	(980)	Option model	Probability of default	0.1%~9.5%
			Correlation between interest rates	50.1%~74.0%
			Correlation between interest rate and foreign exchange rate	46.4%
			Correlation between underlying assets	85.0%
			Recovery rate	41.0%~48.0%
Equity contracts—net	(3,528)	Option model	Correlation between interest rate and equity	10.0%~39.0%
			Correlation between foreign exchange rate and equity	3.0%~40.4%
			Correlation between equities	39.2%~69.2%
			Volatility	0.0%~106.6%

Notes:	(1)	The fair value as of March 31, 2016 and September 30, 2016 excludes the fair value of investments valued using vendor prices.
	(2)	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
	(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs” in Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2016.
	(4)	For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities” in Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2016.

Sensitivity to and range of unobservable inputs

For a discussion of the impact on fair value of changes in unobservable inputs and the relationships between unobservable inputs as well as a description of attributes of the underlying instruments and external market factors that affect the range of inputs used in the valuation of the MUFG Group’s Level 3 financial instruments, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2016.

Valuation Process for Level 3 Fair Value Measurements

The MUFG Group establishes valuation policies and procedures for measuring fair value, for which the risk management departments ensure that the valuation techniques used are logical, appropriate and consistent with market information. The financial accounting offices ensure that the valuation techniques are consistent with the accounting policies. See Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2016 for further information on the MUFG Group’s valuation process and a detailed discussion of the determination of fair value for individual financial instruments.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting or write-downs of individual assets. See Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2016 for further information on assets and liabilities measured at fair value on a nonrecurring basis.

The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2016 and September 30, 2016:

	March 31, 2016				September 30, 2016
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥48,022	¥48,022	¥—	¥—	¥733	¥733
Loans	13,900	8,779	323,176	345,855	4,223	10,417	233,592	248,232
Loans held for sale	—	—	10,361	10,361	—	—	2,773	2,773
Collateral dependent loans	13,900	8,779	312,815	335,494	4,223	10,417	230,819	245,459
Premises and equipment	—	—	11,658	11,658	—	—	3,644	3,644
Intangible assets	—	—	6,210	6,210	—	—	1,466	1,466
Goodwill	—	—	58,887	58,887	—	—	—	—
Other assets(1)	—	—	6,733	6,733	—	—	4,963	4,963
Other	—	—	6,733	6,733	—	—	4,963	4,963

Total	¥13,900	¥8,779	¥454,686	¥477,365	¥4,223	¥10,417	¥244,398	¥259,038

Note:	(1)	Excludes certain investments valued at net asset value of ¥1,541 million and ¥2,063 million at March 31, 2016 and September 30, 2016, respectively. The unfunded commitments related to these investments are ¥127 million and ¥5,206 million at March 31, 2016 and September 30, 2016, respectively. These investments are in private equity funds.

The following table presents losses recorded as a result of changes in the fair value of assets measured at fair value on a nonrecurring basis for the six months ended September 30, 2015 and 2016:

	Losses for the six months ended September 30,
	2015	2016
	(in millions)
Investment securities	¥413	¥388
Loans	19,612	32,889
Loans held for sale	23	343
Collateral dependent loans	19,589	32,546
Premises and equipment	5,735	4,706
Intangible assets	213	968
Other assets	1,432	2,271
Investments in equity method investees	676	1,820
Other	756	451

Total	¥27,405	¥41,222

Fair Value Option

For a discussion of the primary financial instruments for which the fair value option was previously elected, including the basis for those, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2016.

The following table presents the gains or losses recorded for the six months ended September 30, 2015 and 2016 related to the eligible instruments for which the MUFG Group elected the fair value option:

	Six months ended September 30,
	2015			2016
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥(396,483)	¥111,508	¥(284,975)	¥153,101	¥(2,446,921)	¥(2,293,820)
Other assets	(9)	—	(9)	—	—	—

Total	¥(396,492)	¥111,508	¥(284,984)	¥153,101	¥(2,446,921)	¥(2,293,820)

Financial liabilities:
Other short-term borrowings(1)	¥9,687	¥—	¥9,687	¥(7,129)	¥—	¥(7,129)
Long-term debt(1)	35,516	—	35,516	(100,379)	—	(100,379)

Total	¥45,203	¥—	¥45,203	¥(107,508)	¥—	¥(107,508)

Note:	(1)	Change in value attributable to the instrument-specific credit-risk-related to those financial liabilities are not material.

The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2016 and September 30, 2016 for long-term receivables and debt instruments for which the fair value option has been elected:

	March 31, 2016			September 30, 2016
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial liabilities:
Long-term debt	¥521,217	¥499,386	¥(21,831)	¥466,971	¥428,733	¥(38,238)

Total	¥521,217	¥499,386	¥(21,831)	¥466,971	¥428,733	¥(38,238)

Interest income and expense related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates and dividend income related to these assets are recognized when the shareholder right to receive the dividend is established. These interest income and expense and dividend income are reported in the accompanying condensed consolidated statements of income as either interest income or expense, depending on the nature of the related asset or liability.

Estimated Fair Value of Financial Instruments

The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not carried at fair value on a recurring basis in the accompanying condensed consolidated balance sheets as of March 31, 2016 and September 30, 2016:

	At March 31, 2016
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥8,656	¥8,656	¥8,656	¥—	¥—
Interest-earning deposits in other banks	41,018	41,018	—	41,018	—
Call loans and funds sold	699	699	—	699	—
Receivables under resale agreements	7,447	7,447	—	7,447	—
Receivables under securities borrowing transactions	6,042	6,042	—	6,042	—
Investment securities(1)(2)	3,965	4,045	1,164	1,231	1,650
Loans, net of allowance for credit losses(3)	121,680	123,286	14	263	123,009
Other financial assets(4)	5,169	5,169	—	5,169	—
Financial liabilities:
Deposits
Non-interest-bearing	¥25,965	¥25,965	¥—	¥25,965	¥—
Interest-bearing	155,479	155,523	—	155,523	—
Total deposits	181,444	181,488	—	181,488	—
Call money and funds purchased	1,389	1,389	—	1,389	—
Payables under repurchase agreements	22,114	22,114	—	22,114	—
Payables under securities lending transactions	4,710	4,710	—	4,710	—
Due to trust account	6,338	6,338	—	6,338	—
Other short-term borrowings	9,248	9,248	—	9,248	—
Long-term debt	21,586	21,881	—	21,881	—
Other financial liabilities	6,411	6,411	—	6,411	—

	At September 30, 2016
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥20,974	¥20,974	¥20,974	¥—	¥—
Interest-earning deposits in other banks	37,148	37,148	—	37,148	—
Call loans and funds sold	612	612	—	612	—
Receivables under resale agreements	4,642	4,642	—	4,642	—
Receivables under securities borrowing transactions	6,784	6,784	—	6,784	—
Investment securities(1)(2)	3,552	3,686	1,165	1,088	1,433
Loans, net of allowance for credit losses(3)	112,416	114,053	4	223	113,826
Other financial assets(4)	5,167	5,167	—	5,167	—
Financial liabilities:
Deposits
Non-interest-bearing	¥26,123	¥26,123	¥—	¥26,123	¥—
Interest-bearing	151,521	151,560	—	151,560	—
Total deposits	177,644	177,683	—	177,683	—
Call money and funds purchased	1,857	1,857	—	1,857	—
Payables under repurchase agreements	20,332	20,332	—	20,332	—
Payables under securities lending transactions	6,448	6,448	—	6,448	—
Due to trust account	2,710	2,710	—	2,710	—
Other short-term borrowings	6,614	6,614	—	6,614	—
Long-term debt	24,010	24,332	—	24,332	—
Other financial liabilities	6,219	6,219	—	6,219	—

Notes:	(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(2)	Excludes cost-method investments of ¥432 billion and ¥430 billion at March 31, 2016 and September 30, 2016, respectively, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
	(3)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(4)	Excludes investments in equity method investees of ¥1,918 billion and ¥1,861 billion at March 31, 2016 and September 30, 2016, respectively.

For additional information regarding the financial instruments within the scope of this disclosure, and the methods and significant assumptions used by the MUFG Group to estimate their fair values of financial instruments that are not recorded at fair value in the accompanying condensed consolidated balance sheets, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2016.

The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2016 and September 30, 2016 was not material.